Intangible Assets, Net (Details) - Schedule of intangible assets net ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule of intangible assets net [Abstract]
Software and operating system	¥ 6,614	$ 987	¥ 6,267
Less: Accumulated amortization	(5,500)	(821)	(4,668)
Intangible assets, net	¥ 1,114	$ 166	¥ 1,599